SA JPMorgan Diversified Balanced Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.14%	21.09%	12.15%	13.43%	12.17%
SA JPM Div Bal Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.33%	7.04%		8.29%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		12.95%	6.06%		7.54%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent		12.82%	5.90%		7.38%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent		12.65%	5.80%		7.27%